BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 771,171	$ 22,317	$ 333,084
Prepaid expenses	2,990,434	164,391	244,030
R&D tax credit receivable	135,437	164,761	276,705
Accounts Receivable		287,448
Inventory	1,319,414	1,426,140	249,844
Other current assets			163,512
Total current assets	5,216,456	2,065,057	1,267,175
Property and equipment, net	50,116	51,387	82,038
Other long term assets	36,333	36,333
Total assets	5,302,905	2,152,777	1,349,213
Current liabilities:
Accounts payable	6,028,453	4,733,031	3,173,677
Accrued expenses and other current liabilities	11,267,154	9,442,304	9,421,258
Accrued compensation	672,366	1,692,327	1,610,052
Accrued federal tax liability, penalties and interest	5,852,268	6,232,925	5,415,149
Interest payable	869,821	57,474,111
Dividend payable		427,766	376,399
Deferred revenue	1,256,236	1,621,707	1,023,007
Derivative liabilities		8,327,602	922,834
Warrant liabilities		16,241,092	22,024,165
Affiliates payable	$ 1,255,095	$ 1,547,082	$ 885,041
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Total current liabilities	$ 43,507,281	$ 157,734,053	$ 133,847,699
Total liabilities	61,238,732	157,734,053	133,847,699
Commitments and contingencies (Note 13)
Series A units subject to possible redemption, 9,965,000 units at a redemption value of $2.90 per unit as of December 31, 2024; none as of December 31, 2025		28,895,316	26,686,397
Accumulated deficit	(187,165,447)	(184,476,592)	(159,184,883)
Total shareholders' deficit	(55,935,827)	(184,476,592)	(159,184,883)
Total liabilities and shareholders' deficit	5,302,905	2,152,777	1,349,213
Non-related party
Current liabilities:
Interest payable	295,413	17,762,972	12,749,929
Short-term debt, net	5,795,456	27,648,051	21,301,085
Related party
Current liabilities:
Interest payable	574,408	39,711,139	32,599,048
Short-term debt from related parties, net	$ 4,420,432	$ 22,346,055	$ 22,346,055